Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,931,680.91

Principal:
Principal Collections	$19,212,595.18
Prepayments in Full	$11,241,429.75
Liquidation Proceeds	$399,414.27
Recoveries	$34,000.46
Sub Total	$30,887,439.66
Collections	$33,819,120.57

Purchase Amounts:
Purchase Amounts Related to Principal	$253,271.82
Purchase Amounts Related to Interest	$964.85
Sub Total	$254,236.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,073,357.24

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,073,357.24
Servicing Fee	$735,470.48	$735,470.48	$0.00	$0.00	$33,337,886.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,337,886.76
Interest - Class A-2 Notes	$37,417.83	$37,417.83	$0.00	$0.00	$33,300,468.93
Interest - Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$33,026,208.93
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$32,737,736.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,737,736.43
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$32,660,102.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,660,102.43
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$32,602,190.43
Third Priority Principal Payment	$1,031,369.47	$1,031,369.47	$0.00	$0.00	$31,570,820.96
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$31,499,456.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,499,456.96
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$4,139,456.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,139,456.96
Residuel Released to Depositor	$0.00	$4,139,456.96	$0.00	$0.00	$0.00
Total		$34,073,357.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,031,369.47
Regular Principal Payment					$27,360,000.00
Total					$28,391,369.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,391,369.47	$81.63	$37,417.83	$0.11	$28,428,787.30	$81.74
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$28,391,369.47	$20.35	$807,060.33	$0.58	$29,198,429.80	$20.92

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$66,031,458.30	0.1898547	$37,640,088.83	0.1082234
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$810,011,458.30	0.5804536	$781,620,088.83	0.5601084

Pool Information
Weighted Average APR	4.236%	4.229%
Weighted Average Remaining Term	45.74	44.88
Number of Receivables Outstanding	45,934	44,378
Pool Balance	$882,564,578.97	$851,155,657.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$810,011,458.30	$781,620,088.83
Pool Factor	0.5922491	0.5711720

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$69,535,568.93
Targeted Overcollateralization Amount	$69,535,568.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,535,568.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		120	$302,210.19
(Recoveries)		49	$34,000.46
Net Losses for Current Collection Period			$268,209.73
Cumulative Net Losses Last Collection Period			$3,303,435.63
Cumulative Net Losses for all Collection Periods			$3,571,645.36

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.36%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.39%	577	$11,799,348.24
61-90 Days Delinquent	0.13%	51	$1,109,372.33
91-120 Days Delinquent	0.04%	16	$340,140.70
Over 120 Days Delinquent	0.08%	32	$675,492.89
Total Delinquent Receivables	1.64%	676	$13,924,354.16

Repossession Inventory:
Repossessed in the Current Collection Period		45	$919,301.33
Total Repossessed Inventory		57	$1,377,880.50

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3465%
Preceding Collection Period			0.4655%
Current Collection Period			0.3713%
Three Month Average			0.3944%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2052%
Preceding Collection Period			0.2177%
Current Collection Period			0.2231%
Three Month Average			0.2153%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer